Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Service revenues	$ 160,480	$ 384,938	$ 391,317
Product revenues	61,033	124,620	157,850
Total net revenues	221,513	509,558	549,167
Cost of services	179,816	278,627	272,047
Cost of products	33,295	68,608	112,346
Impairment of multi-client data library	399	100,100	5,461
Gross profit	8,003	62,223	159,313
Operating expenses:
Research, development and engineering	26,445	41,009	37,742
Marketing and sales	30,493	39,682	38,583
General, administrative, and other operating expense	51,697	76,177	66,592
Impairment of goodwill and intangible assets	0	23,284	0
Total operating expenses	108,635	180,152	142,917
Income (loss) from operations	(100,632)	(117,929)	16,396
Interest expense, net	(18,753)	(19,382)	(12,344)
Equity in losses of investments	0	(49,485)	(42,320)
Other income (expense)	98,275	79,860	(182,530)
Loss before income taxes	(21,110)	(106,936)	(220,798)
Income tax expense	4,044	20,582	25,720
Net loss	(25,154)	(127,518)	(246,518)
Net (income) loss attributable to noncontrolling interests	32	(734)	658
Net loss attributable to ION	(25,122)	(128,252)	(245,860)
Preferred stock dividends	0	0	1,014
Conversion payment of preferred stock	0	0	5,000
Net loss applicable to common shares	$ (25,122)	$ (128,252)	$ (251,874)
Net loss per share:
Basic (usd per share)	$ (2.29)	$ (11.72)	$ (23.84)
Diluted (usd per share)	$ (2.29)	$ (11.72)	$ (23.84)
Weighted average number of common shares outstanding:
Basic (in shares)	10,957	10,939	10,567
Diluted (in shares)	10,957	10,939	10,567